      As filed with the Securities and Exchange Commission on June 13, 2003
                                  Securities Act Registration No. 333-99689
                                  Investment Company Act File No. 811-05807

--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-2
                        (Check appropriate box or boxes)


|X|      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

|_|      Pre-Effective Amendment No.
                                     --

|X|      Post-Effective Amendment No. 1

                                     and/or

|X|      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

|X|      Amendment No. 13


                             NAIC GROWTH FUND, INC.
--------------------------------------------------------------------------------
Exact Name of Registrant as Specified in Charter

          711 West Thirteen Mile Road, Madison Heights, Michigan 48071
--------------------------------------------------------------------------------
Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (248) 583-6242
--------------------------------------------------------------------------------
Registrant's Telephone Number, including Area Code

                    Kenneth S. Janke, NAIC Growth Fund, Inc.
          711 West Thirteen Mile Road, Madison Heights, Michigan 48071
--------------------------------------------------------------------------------
Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                                 With Copies to:

  Barbara A. Bowman, Esq.                     Steven J. Dickinson, Esq.
  Bodman, Longley & Dahling LLP               Dorsey & Whitney LLP
  34th Floor, 100 Renaissance Center          801 Grand, Suite 3900
  Detroit, Michigan 48243                     Des Moines, Iowa 50309

    As soon as practicable after this registration statement becomes effective.
-------------------------------------------------------------------------------
                  Approximate Date of Proposed Public Offering

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415. under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. |X|

It is proposed that this filing will become effective (check appropriate box)

         |_| when declared effective pursuant to section 8(c)

If appropriate, check the following box:

         |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         |_| this form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is-___.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

------------------------------------------------------------------------------------------------------------------------------------
                                                      Proposed                Proposed
                                                       Maximum                 Maximum
 Title of Securities         Amount Being         Offering Price Per          Aggregate               Amount of
  Being Registered            Registered                Unit               Offering Price          Registration Fee
------------------------------------------------------------------------------------------------------------------------------------
 Common stock                 5,000,000               $9.98(1)             $49,900,000 (1)            $4,591 (1)
 par value $0.001
------------------------------------------------------------------------------------------------------------------------------------

(1) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(d) under the Securities Act of 1933, as amended, and based on the net asset value per share of $ 9.98 on September 5, 2002.

The registrant hereby amends this registration statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with the section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 consists of the following:

         (1) Facing Sheet of the Registration Statement
         (2) Part A- "Financial Highlights" (following "Prospectus Summary" and preceding "Risk Factors") and
"The Fund" (following "Risk Factors" and preceding "Investment Objectives and Policies") sections only
         (3) Signature Page
         (4) Power of Attorney

The remainder of Part A and all of Parts B and C are incorporated by reference to the Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 (File Nos. 333-99689 and 811-05807) filed on April 28, 2003 and to the Pre-Effective Amendment No. 3 to such Registration Statement filed on May 16, 2003.



                             FINANCIAL HIGHLIGHTS(A)

         The financial highlights present a per share analysis of how the Fund's net asset value has changed during the periods presented. You should read this information in conjunction with the Fund's audited financial statements and notes incorporated by reference in the Statement of Additional Information. The financial highlights for each of the years ended December 31, 1993 through 2001 were derived from the Fund's audited financial statements that have been audited by Arthur Andersen LLP, independent certified public accountants. Plante & Moran, PLLC replaced Arthur Andersen LLP as the Fund's independent certified public accountants effective May 9, 2002. The financial highlights for the year ended December 31, 2002 were derived from the Fund's audited financial statements that have been audited by Plante & Moran, PLLC.


                                                             Year Ended December 31,
                                                -------------------------------------------------------


                     2002        2001        2000       1999        1998        1997        1996       1995       1994       1993
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET
VALUE AT           $11.08      $11.96      $11.22     $10.86       $9.56       $7.89       $6.61      $5.00      $4.89      $4.71
BEGINNING OF
PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
NET
INVESTMENT            .02         .04         .09        .08         .12         .09         .09        .07        .04        .03
INCOME

NET REALIZED
AND
UNREALIZED
GAIN ON             (1.48)       (.25)       2.18        .76        1.68        1.99        1.52       1.66        .11        .19
INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM
INVESTMENT
OPERATIONS          (1.46)       (.21)       2.27        .84        1.80        2.08        1.61       1.73        .15        .22

DISTRIBUTIONS
FROM:
    NET
    INVESTMENT
    INCOME           (.02)       (.04)       (.09)      (.09)       (.11)       (.09)       (.09)      (.07)      (.04)      (.03)
  REALIZED           (.52)       (.63)      (1.44)      (.39)       (.39)       (.32)       (.24)      (.05)         0       (.01)
  GAINS
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL               (.54)       (.67)      (1.53)      (.48)       (.50)       (.41)       (.33)      (.12)      (.04)      (.04)
DISTRIBUTIONS

NET ASSET
VALUE AT END
OF PERIOD           $9.08      $11.08      $11.96     $11.22      $10.86       $9.56       $7.89      $6.61      $5.00      $4.89
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE
MARKET
VALUE,
END OF PERIOD
        ASK        $10.60      $10.75      $11.00     $10.25      $10.75      $15.25       $9.75      $7.13      $4.75      $5.63

        BID         $9.95      $10.25      $10.50     $10.00      $10.25      $14.50       $9.44      $6.88      $4.69      $4.75

TOTAL
INVESTMENT
RETURN:

BASED ON
MARKET VALUE
 1 YEAR              2.10%       3.70%      30.90%      2.85%     (25.42%)     58.50%      42.94%     49.70%    (0.54%)      0.83%
 FROM
INCEPTION           10.86%      11.66%      12.57%     10.28%      11.30%      17.84%      12.59%      7.85%      0.27%      0.50%

BASED ON NET
ASSET VALUE
  1 YEAR           (13.81%)     (1.59%)     27.27%      7.75%      18.84%      26.43%      24.46%     34.60%      3.12%      4.65%
  FROM
INCEPTION           10.06%      12.42%      13.81%     13.15%      13.79%      13.69%      11.92%      9.78%      4.92%      5.45%

NET ASSETS,
END OF PERIOD   $20,555.3   $23,909.2   $23,927.8  $22,351.7   $20,701.2   $17,335.3   $13,487.8  $10,989.1   $8,316.6   $8,081.8
(000's)


(A) All per share data for 2000, 1999, 1998, 1997, 1996, 1995, 1994 and 1993 has
been restated to reflect the effect of a 15% stock dividend which was declared on August 18, 2000 and paid on September 29, 2000 to shareholders of record on September 18, 2000, and a 100% stock dividend which was declared on August 22, 1997 and paid October 1, 1997 to shareholders of record on September 12, 1997.



                                                             Year Ended December 31,
                                                -------------------------------------------------


                     2002        2001        2000       1999        1998        1997        1996       1995        1994      1993
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO
AVERAGE NET
ASSETS:

RATIO OF             1.61%       1.57%       1.25%      1.00%       0.83%       0.96%       0.96%      1.19%       1.81%     2.00%
EXPENSES TO
AVERAGE NET
ASSETS (B)

RATIO OF NET          .17%       0.32%      0.74%       0.70%       1.13%       0.96%       1.10%      1.16%       0.77%     0.63%
INVESTMENT
INCOME
TO AVERAGE
NET ASSETS (B)

PORTFOLIO           11.19%       1.77%      10.61%      4.20%       5.87%       6.31%       5.93%      6.90%       6.56%     0.62%
TURNOVER
RATE
                   $0.125      $0.125      $0.125     $0.125      $0.125      $0.125      $0.125     $0.125      $0.125    $0.125
AVERAGE
COMMISSION
RATE PAID PER
SHARE

-----------------------------------------------------------------------------------------------------------------------------------



(B) For the years ended 2000, 1999, 1998, 1997, 1996, 1995, and 1994, the
Investment Adviser voluntarily waived all or a portion of its fees. Had the Investment Adviser not done so in 2000, 1999, 1998, 1997, 1996, 1995, and 1994 the ratio of expenses to average net assets would have been 1.44%, 1.37%, 1.39%, 1.69%, 1.68%, 1.94%, and 2.00% and the ratio of net investment income to average net assets would have been 0.55%, 0.32%, 0.57%, 0.23%, 0.38%, 0.41%, and 0.58%
for each of these years.




                                    THE FUND

         The Fund is a diversified, closed-end management investment company. Its investment objective is long-term growth as measured by "total return" on investment. "Total return" means the total of all income derived from, and the capital appreciation in value of, a particular investment over a particular period of time with particular emphasis on capital appreciation. The Fund tries to achieve total return by investing in those equity securities with growth potential and that also may be expected to increase cash dividends on a regular basis. While the Fund does not attempt to purchase equity securities that have a high yield, relative to the popular stock averages, a record of increased cash dividends is one of the factors taken into consideration when selecting equity securities for the Fund's portfolio.

         The Fund was incorporated under the laws of the State of Maryland on April 11, 1989, and has registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The business of the Fund is managed under the direction of its Board of Directors. The Fund's initial offering of shares of Common Stock was completed on July 2, 1990 with 549,810 shares issued at a price of $10 per share. A 15% stock dividend was declared on August 18, 2000 and paid on September 29, 2000 to shareholders of record on September 18, 2000, and a 100% stock dividend was declared on August 22, 1997 and paid October 1, 1997 to shareholders of record on September 12, 1997. As of March 31, 2003, the Fund had 2,344,602 shares outstanding . The Fund has a total of 50,000,000 authorized shares of common stock.

         The Fund is not a party to any material pending legal proceedings.

         The Fund's common stock is listed on the Chicago Stock Exchange (the "Exchange") under the symbol "GRF." The following table shows, for the periods indicated, the Fund's (1) the high and low prices per share on the Exchange, (2) net asset value per share on the date of the high or low market price, and (3) the high and low premium (discount) to net asset value per share on that day.




                                    Price Per Share            Applicable Net Asset Value              Premium/
                                                                       Per Share                   (Discount) to NAV
                            -------------------------------------------------------------------------------------------
 Calendar Quarters Ended
 -----------------------


                                 High          Low               High           Low                  High           Low
                                 ----          ---               ----           ---                  ----           ---
March 31, 2003                 $11.00       $ 8.52             $ 9.02         $ 8.96                22.0%        (4.9)%
-----------------------------------------------------------------------------------------------------------------------
December 31, 2002               11.00         8.70               9.10           9.45                20.9%        (7.9)%
-----------------------------------------------------------------------------------------------------------------------
September 30, 2002              10.85         8.70              10.39           9.50                 4.4%        (8.4)%
-----------------------------------------------------------------------------------------------------------------------
June 30, 2002                   11.50        10.80              10.83          10.70                 6.2%          0.9%
-----------------------------------------------------------------------------------------------------------------------
March 31, 2002                  11.05        10.25              11.50          11.08               (3.9)%        (7.5)%
-----------------------------------------------------------------------------------------------------------------------
December 31, 2001               11.05        10.25              11.50          10.97               (3.9)%        (6.6)%
-----------------------------------------------------------------------------------------------------------------------
September 30, 2001              12.25        10.50              11.65          10.97                 5.2%        (4.3)%
-----------------------------------------------------------------------------------------------------------------------
June 30, 2001                   12.00        11.00              11.70          11.14                 2.6%        (1.3)%
-----------------------------------------------------------------------------------------------------------------------
March 31, 2001                  11.63        10.75              11.69          10.59               (0.5)%          1.5%
-----------------------------------------------------------------------------------------------------------------------
December 31, 2000               12.25        10.75              13.18          12.42               (7.1)%       (13.4)%
-----------------------------------------------------------------------------------------------------------------------
September 30, 2000              11.52        10.65              13.37          13.04              (13.8)%       (18.3)%
-----------------------------------------------------------------------------------------------------------------------
June 30, 2000                   10.87         9.78              12.98          12.62              (16.3)%       (22.5)%
-----------------------------------------------------------------------------------------------------------------------
March 31, 2000                  10.16         8.80              11.11          11.03               (8.6)%       (20.2)%
-----------------------------------------------------------------------------------------------------------------------
December 31, 1999                9.46         8.70              11.49          11.22              (17.7)%       (22.5)%
-----------------------------------------------------------------------------------------------------------------------
September 30, 1999              10.43         9.35              11.53          10.73               (9.5)%       (12.9)%
-----------------------------------------------------------------------------------------------------------------------
June 30, 1999                   10.22         9.35              11.44          11.35              (10.7)%       (17.6)%
-----------------------------------------------------------------------------------------------------------------------
March 31, 1999                   9.51         8.91              11.02          10.72              (13.7)%       (16.9)%
-----------------------------------------------------------------------------------------------------------------------


         On April 17, 2003, the net asset value per share was $9.05 and the high sale price was $8.57, which represents a discount of 5.3% from the net asset value. Like most closed-end investment companies, since the Fund's inception its shares have generally traded on the market for an amount less than their net asset value. The Fund cannot predict whether its shares will trade in the future at a premium or discount to net asset value, and if so, the level of such premium or discount.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Madison Heights and State of Michigan on the 11th day of June, 2003.

                                             NAIC GROWTH FUND, INC.


                                        By: /s/Kenneth S. Janke
                                           -------------------------------------
                                                      Kenneth S. Janke
                                                Its: President and Treasurer



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates listed.



                                             *
                                     -------------------------------------------
                                       Thomas E. O'Hara, Director and Chairman
                                             Date: June 11, 2003


                                           /s/ Kenneth S. Janke
                                     -------------------------------------------
                                     Kenneth S. Janke, Director, President
                                                   and Treasurer
                                                 Date: June 11, 2003


                                            *
                                    -------------------------------------------
                                     Lewis A. Rockwell, Director and Secretary
                                                 Date: June 11, 2003


                                            *
                                     -------------------------------------------
                                            Peggy L. Schmeltz, Director
                                                Date: June 11, 2003


                                           *
                                     -------------------------------------------
                                            Luke E. Sims, Director
                                               Date: June 11, 2003



                                          *
                                    -------------------------------------------
                                          Carl A. Holth, Director
                                               Date: June 11, 2003


                                           *
                                    -------------------------------------------
                                        Benedict J. Smith, Director
                                          Date: June 11, 2003


                                          *
                                     -------------------------------------------
                                        James M. Lane, Director
                                          Date: June 11, 2003

*By his signature below, Kenneth S. Janke, pursuant to duly executed powers of attorney filed with the Securities and Exchange Commission, has signed this Registration Statement on Form N-2 on June 11, 2003 on behalf of the above-listed persons designated by asterisks, in the capacities set forth by their respective names.

                                          /s/ Kenneth S. Janke
                                          ----------------------------------
                                          Kenneth S. Janke, Attorney-in-Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS: That the undersigned officers and directors of NAIC Growth Fund, Inc., a Maryland corporation (the "Fund"), do hereby constitute and appoint Thomas E. O'Hara, Kenneth S. Janke, Lewis A. Rockwell, and each of them, the lawful attorneys and agents or attorney and agent, with power and authority to do any and all acts and things and to execute any and all instruments which said attorneys and agents, and any one of them, determine may be necessary or advisable or required to enable said corporation to comply with the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, and any rules or regulations or requirements of the Securities and Exchange Commission in connection with a Registration Statement on Form N-2 relating to the offer and sale of 5,000,000 shares of common stock of the Fund. Without limiting the generality of the foregoing power and authority, the powers granted include the power and authority to sign the names of the undersigned officers and directors in the capacities indicated below to the Registration Statement, to any and all amendments, both pre-effective and post-effective, and supplements to the Registration Statement, and to any and all instruments or documents filed as part of or in conjunction with the Registration Statement or amendments or supplements thereto, and each of the undersigned hereby ratifies and confirms all that said attorneys and agents or any of them shall do or cause to be done by virtue hereof. This Power of Attorney may be signed in several counterparts.

         IN WITNESS WHEREOF, each of the undersigned has executed this Power of Attorney as of the date indicated by his or her name.


    /s/ Thomas E. O'Hara
-----------------------------------------
Thomas E. O'Hara, Director and Chairman
Date: April 18, 2002


    /s/ Kenneth S. Janke
---------------------------------------------------
Kenneth S. Janke, Director, President and Treasurer
Date: April 18, 2002


    /s/ Lewis A. Rockwell
-----------------------------------------
Lewis A. Rockwell, Director and Secretary
Date: April 18, 2002


    /s/ Peggy L. Schmeltz
-----------------------------------------
Peggy L. Schmeltz, Director
Date: April 18, 2002


    /s/ Luke E. Sims
-----------------------------------------
Luke E. Sims, Director
Date: April 18, 2002


    /s/ Carl A. Holth
-----------------------------------------
Carl A. Holth, Director
Date: April 18, 2002


    /s/ Benedict J. Smith
-----------------------------------------
Benedict J. Smith, Director
Date: April 18, 2002


    /s/ James M. Lane
-----------------------------------------
James M. Lane, Director
Date: April 18, 2002